May 2, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING VP Intermediate Bond Portfolio (“Registrant”)
(File Nos. 2-47232; 811-2361)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”) this is to certify that the Prospectuses and the Statement of Additional Information contained in Post-Effective Amendment No. 66 to the Registrant that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A.

Please contact Kim Palmer at (480) 477-2674 or the undersigned at (480) 477-2649 if you have any questions or comments.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

cc:	Suzanne Lambert

Goodwin Procter LLP

7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com